MML SERIES INVESTMENT FUND
MML International Equity Fund
(the “Fund”)
Supplement dated August 4, 2023 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (on page 48 of the Prospectus):
Eric Liu, CFA is a Vice President, a Portfolio Manager, and an International Investment Analyst at Harris. He has managed the Fund since August 2023.
The following information supplements the information for Harris Associates L.P. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 121 of the Prospectus:
Eric Liu, CFA
is a portfolio manager of a portion of the MML International Equity Fund. Mr. Liu is a Vice President, a Portfolio Manager, and an International Investment Analyst at Harris. Prior to joining Harris in 2009, Mr. Liu was a Research Associate at Dodge & Cox from 2004 to 2007 and an Investment Banking Analyst at Jefferies & Company from 2002 to 2004.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-23-01
MMLIE-23-01

MML SERIES INVESTMENT FUND
MML International Equity Fund
(the “Fund”)
Supplement dated August 4, 2023 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for the Fund found on page B-236 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML International Equity are David G. Herro, Eric Liu, and Michael L. Manelli.
The following information supplements the information for the Fund found on page B-236 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Eric Liu
Registered investment companies**	2	$1.9 billion	0	$0
Other pooled investment vehicles	22	$9.6 billion	3	$274.9 million
Other accounts	7	$1.2 billion	0	$0

*
The information provided is as of June 30, 2023.

**
Does not include MML International Equity.

Ownership of Securities:
As of June 30, 2023, Mr. Liu did not own any shares of MML International Equity.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-23-02